Earnings Per Share (Tables)	9 Months Ended
Jul. 31, 2025
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Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Net income attributable to bank shareholders	$2,327	$1,865	$6,421	$5,017
Dividends on preferred shares and distributions on other equity instruments	(66)	(51)	(273)	(234)
Net income available to common shareholders	$2,261	$1,814	$6,148	$4,783
Weighted-average number of common shares outstanding (in thousands)	719,514	729,449	724,820	727,174
Basic earnings per common share (Canadian $)	$3.14	$2.49	$8.48	$6.58
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Net income available to common shareholders	$2,261	$1,814	$6,148	$4,783
Weighted-average number of common shares outstanding (in thousands)	719,514	729,449	724,820	727,174
Dilutive impact of stock options (1)
Stock options potentially exercisable	5,597	3,473	5,912	3,629
Common shares potentially repurchased	(4,318)	(2,730)	(4,751)	(2,793)
Weighted-average number of diluted common shares outstanding (in thousands)	720,793	730,192	725,981	728,010
Diluted earnings per common share (Canadian $)	$3.14	$2.48	$8.47	$6.57

(1)
The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per share, we excluded average stock options outstanding of 716,633 and 635,554 with a weighted-average exercise price of $149.35 and $150.96 for the three and nine months ended July 31, 2025, respectively (3,309,605 and 3,197,420 with a weighted-average exercise price of $129.73 and $130.81 for the three and nine months ended July 31, 2024, respectively), as the average share price for the periods did not exceed the exercise price.